Property and Equipment, Net - Schedule of Carrying Amounts (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation	$ 4,953,317	$ 5,313,317	$ 4,881,016
Gross Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation	6,339,232	6,920,276	6,195,397
Accumulated Depreciation and Amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation	1,385,915	1,606,959	$ 1,314,381
Land and Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation	91,121	91,980
Land and Buildings [member] | Gross Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation	102,351	102,351
Land and Buildings [member] | Accumulated Depreciation and Amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation	$ (11,230)	$ (10,371)